Real Estate - Future Minimum Lease Payments, Operating (Details) $ in Thousands	Dec. 31, 2018 USD ($)
2019	$ 293,906
2020	285,051
2021	265,612
2022	254,881
2023	242,151
2024 and thereafter	961,591
Total	2,303,192
Industrial
Total	$ 894,400